Intangible assets	12 Months Ended
Dec. 31, 2018
Text block [abstract]
Intangible assets
15.	Intangible assets

	31 December 2018					31 December 2017
Million US dollar	Brands	Commercial intangibles	Software	Other	Total	Total
Acquisition cost
Balance at end of previous year	43 402	2 904	2 177	388	48 871	47 191
Effect of movements in foreign exchange	(1 482)	(105)	(137)	(41)	(1 765)	1 286
Acquisitions through business combinations	—	22	—	2	24	417
Acquisitions and expenditures	2	367	73	226	668	312
Disposals	(25)	(55)	—	(16)	(96)	(191)
Disposals through the sale of subsidiaries	(14)	—	(29)	(4)	(47)	—
Transfer (to)/from other asset categories and other movements[1]	250	(184)	608	136	810	(144)

Balance at end of period	42 133	2 949	2 692	691	48 465	48 871
Amortization and impairment losses
Balance at end of previous year	(32)	(1 379)	(1 472)	(114)	(2 997)	(2 401)
Effect of movements in foreign exchange	—	73	84	7	164	(139)
Amortization	—	(163)	(251)	(31)	(445)	(498)
Disposals	—	45	(39)	8	14	89
Disposals through the sale of subsidiaries	—	—	28	2	30	—
Transfer to/(from) other asset categories and other movements[1]	—	(55)	(352)	7	(400)	(48)

Balance at end of period	(32)	(1 479)	(2 002)	(121)	(3 634)	(2 997)
Carrying value
at 31 December 2017	43 370	1 525	705	274	45 874	45 874
at 31 December 2018	42 101	1 470	690	570	44 831	—

On 2 May 2018, AB InBev recovered the Budweiser distribution rights in Argentina from CCU. The transaction involved the transfer of the Isenbeck, Iguana, Diosa, Norte and Baltica brands, along with a cash payment of 306m US dollar and other commitments, to CCU Argentina. The Budweiser distribution rights have been assigned an indefinite useful life.

AB InBev is the owner of some of the world’s most valuable brands in the beer industry. As a result, brands and certain distribution rights are expected to generate positive cash flows for as long as the company owns the brands and distribution rights. Given AB InBev’s more than 600-year history, brands and certain distribution rights have been assigned indefinite lives.

Acquisitions and expenditures of commercial intangibles mainly represent supply and distribution rights, exclusive multi-year sponsorship rights and other commercial intangibles.

Intangible assets with indefinite useful lives are comprised primarily of brands and certain distribution rights that AB InBev purchases for its own products, and are tested for impairment during the fourth quarter of the year or whenever a triggering event has occurred.

As of 31 December 2018, the carrying amount of the intangible assets amounted to 44 831m US dollar (31 December 2017: 45 874m US dollar) of which 42 435m US dollar was assigned an indefinite useful life (31 December 2017: 43 595m US dollar) and 2 396m US dollar a finite life (31 December 2017: 2 279m US dollar).

The carrying amount of intangible assets with indefinite useful lives was allocated to the different countries as follows:

Million US dollar Country	2018	2017
United States	22 037	21 960
Colombia	3 516	3 820
South Africa	3 325	3 899
Mexico	3 068	3 058
Peru	2 720	2 825
Australia	2 422	2 773
South Korea	1 013	1 058
Ecuador	595	595
China	381	403
Dominican Republic	339	353
Rest of Africa	1 274	1 353
Other countries	1 745	1 498

Total carrying amount of intangible assets with indefinite useful lives	42 435	43 595

[1]

The transfer (to)/from other asset categories and other movements mainly relates to transfers from assets under construction to their respective asset categories, to contributions of assets to pension plans, to the separate presentation in the balance sheet of property, plant and equipment held for sale in accordance with IFRS 5 Non-current assets held for sale and discontinued operations and to the restatement of non-monetary assets under hyperinflation accounting in line with IAS 29 Financial reporting in hyperinflationary economies.

Intangible assets with indefinite useful lives have been tested for impairment using the same methodology and assumptions as disclosed in Note 14 Goodwill. Based on the assumptions described in that note, AB InBev concluded that no impairment charge is warranted. While a change in the estimates used could have a material impact on the calculation of the fair values and trigger an impairment charge, the company is not aware of any reasonably possible change in a key assumption used that would cause a cash-generating unit’s carrying amount to exceed its recoverable amount.